Strategic Investments - Australis Capital Inc. (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Sep. 19, 2018 day $ / shares shares	Jun. 30, 2020 CAD ($) year $ / shares	Jun. 30, 2019 CAD ($) year $ / shares	Jun. 30, 2020 $ / shares
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Share price (in CAD per share)				$ 12.42
Restricted Back-In Right Warrants | ACI | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Number of warrants held by entity (in shares) | shares	22,628,751
Exercise price of warrants (in CAD per share)	$ 0.20
Warrants received, percentage of common shares issued and outstanding	20.00%
Financial assets, at fair value, volume weighted average trading price, period | day	5
Financial assets, at fair value | $		$ 3.2	$ 10.1
Share price (in CAD per share)		$ 0.22	$ 0.92
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets held at end of period, fair value measurement | $		$ (6.9)	$ 9.6
Risk-free interest rate | Restricted Back-In Right Warrants | ACI | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets		0.0093	0.0181
Dividend yield | Restricted Back-In Right Warrants | ACI | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets		0	0
Historical volatility for shares | Restricted Back-In Right Warrants | ACI | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets		1.1601	0.4897
Expected life | Restricted Back-In Right Warrants | ACI | Derivatives and convertible debentures at FVTPL
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Significant unobservable input, assets | year		8.23	9.23